THE PRUDENTIAL SERIES FUND
PSF PGIM Jennison Blend Portfolio
Supplement dated September 25, 2023 to the Currently Effective Prospectus
This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for the PSF PGIM Jennison Blend Portfolio (the Portfolio), a series of The Prudential Series Fund (the Trust) and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms used herein that are not otherwise defined shall have the meanings given to them in the Prospectus.
The Board of Trustees of the Trust recently approved revising the investment strategies of the Portfolio. This change is expected to become effective on or about December 11, 2023.
To reflect the change described above, the Prospectus is hereby revised as follows, effective December 11, 2023:
A.The description of the Portfolio's principal investment strategies in the "SUMMARY: PSF PGIM JENNISON BLEND PORTFOLIO—INVESTMENTS, RISKS AND PERFORMANCE — Principal Investment Strategies" section of the Prospectus is hereby deleted and replaced with the description set forth below:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in common stock. The Portfolio primarily invests in the stock of companies with market capitalizations within the market capitalization range of the Russell 1000® Index (measured at the time of purchase). The market capitalization within the range will vary, but as of August 31, 2023, the weighted average market capitalization of companies included in the Russell 1000® Index was approximately $619 billion, and the market capitalization of the largest company included in the Russell 1000® Index was approximately $2.9 trillion. In addition, the Portfolio may invest in mid- and small-capitalization companies.
The subadviser employs a bottom-up fundamental stock research process which sources the investment universe from Jennison's growth, value, and small/mid cap investment teams. The growth research team seeks companies with unique business models with sustained competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The value research team seeks companies the team believes are being valued at a discount to their intrinsic value, seeking companies with attractive valuation metrics that are unique to that business, high levels of durability and viability of the business and good business models that are being mispriced. The small/mid cap research process is designed to capitalize on inefficiencies in small-cap asset classes, seeking companies with attractive valuations, strong competitive positions, quality management teams, demonstrated growth in sales and earnings, balance sheet flexibility and strength, and strong earnings growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities (not including American Depositary Receipts and similar instruments).
The subadviser employs a systematic portfolio construction process to incorporate its fundamental analysis with a systematic analysis of factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser's fundamental and systematic analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to the Russell 1000® Index, using a technique known generally as portfolio optimization.
B.The table in the "SUMMARY: PSF PGIM JENNISON BLEND PORTFOLIO — MANAGEMENT OF THE
PORTFOLIO" section of the Prospectus is hereby deleted and replaced with the table set forth below:
Investment	Subadviser	Portfolio Managers	Title	Service Date
Manager
PGIM Investments
LLC	Jennison Associates LLC	Jason T. McManus	Managing Director	December 2023
		Adam L. Friedman	Managing Director	December 2023
		Brian A. Porpora	Managing Director	December 2023

C.The section of the Prospectus entitled "MORE DETAILED INFORMATION ON HOW THE PORTFOLIOS INVEST — PSF PGIM JENNISON BLEND PORTFOLIO" is hereby deleted and replaced with the information set forth below:
In pursuing its investment objective, the Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in common stock. The Portfolio primarily invests in the stock of companies with market capitalizations within the market capitalization range of the Russell 1000® Index (measured at the time of purchase). The market capitalization within the range will vary, but as of August 31, 2023, the weighted average market capitalization of companies included in the Russell 1000® Index was approximately $619 billion, and the market capitalization of the largest company included in the Russell 1000® Index was approximately $2.9 trillion. In addition, the Portfolio may invest in mid- and small-capitalization companies.
The subadviser employs a bottom-up fundamental stock research process which sources the investment universe from the Jennison's growth, value, and small/mid cap investment teams. The growth research team seeks companies with unique business models with sustained competitive advantages; catalysts that drive growth rates well above that of the market; superior financial characteristics; and attractive long-term valuations. The value research team seeks companies the team believes are being valued at a discount to their intrinsic value, seeking companies with attractive valuation metrics that are unique to that business, high levels of durability and viability of the business and good business models that are being mispriced. The small/mid cap research process is designed to capitalize on inefficiencies in small-cap asset classes, seeking companies with attractive valuations, strong competitive positions, quality management teams, demonstrated growth in sales and earnings, balance sheet flexibility and strength, and strong earnings growth prospects. The Portfolio may invest up to 30% of its total assets in foreign securities (not including American Depositary Receipts and similar instruments).
The subadviser employs a systematic portfolio construction process to incorporate its fundamental analysis with a systematic analysis of factors, such as stock price momentum and stock valuation. Incorporating information from both the subadviser's fundamental and systematic analyses, the subadviser constructs a diversified portfolio with sector and risk factor exposures managed relative to the Russell 1000® Index, using a technique known generally as portfolio optimization.
Up to 20% of the Portfolio's investable assets may be invested in short-, intermediate- or long-term debt obligations, convertible and nonconvertible preferred stock and other equity-related securities. Up to 5% of these investable assets may be rated below investment grade. These securities are considered speculative and are sometimes referred to as
"junk bonds."
Up to 30% of the Portfolio's total assets may be invested in foreign securities, including money market instruments, equity securities and debt obligations. For these purposes, the Portfolio do not consider American Depositary Receipts and similar receipts or shares traded in US markets as foreign securities.
The subadviser may also pursue the following types of investment strategies and/or invest in the following types of securities:
•Alternative investment strategies—including derivatives—to try to improve the Portfolio's returns, to protect its assets or for short-term cash management. Derivatives include options, futures contracts, swaps and swap options.
•Forward foreign currency exchange contracts.
•Purchase securities on a when-issued or delayed delivery basis.
•Short sales against-the-box.
•Repurchase agreements. The Portfolio may participate with certain other Portfolios of the Trust in a joint repurchase account under an order obtained from the SEC.
•Equity and/or debt securities of REITs.
•Illiquid investments.
The Portfolio is managed by Jennison Associates LLC (Jennison).
D.The section of the Prospectus entitled "HOW THE TRUST IS MANAGED — PORTFOLIO MANAGERS — PSF PGIM Jennison Blend Portfolio" is hereby deleted and replaced with the information set forth below:
Jason T. McManus, Adam L. Friedman, Brian A. Porpora are jointly and primarily responsible for the day-to-day management of the Portfolio.
Jason T. McManus is a Managing Director, the Head of Custom Solutions, and a custom solutions portfolio manager. He joined Jennison in 1997. Mr. McManus began managing quantitative portfolios and custom solutions for clients in August 2006. From 2003 to 2006, he was part of Jennison's Applied Research team focusing on quantitative research projects and portfolio analytics. Prior to that, he was a research associate on the International Equity team. Mr. McManus received a BS in economics and computer science from the University at Albany, State University of New York, and an MBA in

quantitative finance from New York University's Stern School of Business.
Adam L. Friedman is a Managing Director, a custom solutions portfolio manager and an investment solutions analyst. He joined Jennison in 2007. Prior to joining the Custom Solutions Group in 2011, he was an investment analyst on the firm's alternative investments team. Mr. Friedman earned a BS in financial economics from Binghamton University.
Brian A. Porpora is a Managing Director, a custom solutions portfolio manager and an investment solutions analyst. He joined Jennison in 2004. Prior to joining the Custom Solutions Group in 2008, he was an investment analyst on the firm's alternative investments team. Mr. Porpora earned a BS in applied economics and business management from Cornell University.
The portfolio managers for the Portfolio are supported by other Jennison portfolio managers, research analysts and investment professionals. Team members conduct research, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
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